Property and Equipment, Net	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
4.	Property and Equipment, Net

Property and equipment, net consisted of the following:

	December 31,
	2015	2014
Laboratory equipment	$2,999	$2,803
Furniture and fixtures	106	106
Leasehold improvements	364	313
Computer and office equipment	114	98

	3,583	3,320
Less: Accumulated depreciation and amortization	(3,017)	(2,745)

	$566	$575

Depreciation and amortization expense was $272, $427 and $608 for the years ended December 31, 2015, 2014 and 2013, respectively.